Biological Assets - Additional Information (Details) - kg	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in biological assets [abstract]
Estimated biological assets to be harvested	3,904	5,672
Harvested biological assets	19,854	22,784